Revenue and government financing for research expenditures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements

	Year ended December 31,
(in thousands of euro)	2019(1)	2020(1)	2021
Proceeds from collaboration and licensing agreements	61,356	54,038	10,497
of which monalizumab agreement	42,541	33,620	7,497
of which IPH5201 agreement	18,816	13,418	—
of which Sanofi agreement	—	7,000	3,000
Invoicing of research and development costs (IPH5201 and avdoralimab agreements)	6,949	2,531	1,613
Exchange gains (loss) on collaboration agreements	293	(602)	—
Others	10	188	—
Revenue from collaboration and licensing agreements	68,609	56,155	12,112
(1)The 2019 and 2020 comparatives have been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.w and 17.
Disclosure of changes in deferred revenue and collaboration liabilities
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2018	104,925
Revenue for the 2019 financial year	(42,541)
Transfer from collaboration liabilities	273
As of December 31, 2019	62,657
Revenue for the 2020 financial year	(33,620)
Transfer from collaboration liabilities	(2,465)
As of As of December 31, 2020	26,572
Revenue for the 2021 financial year	(7,497)
Transfer from collaboration liabilities	1,084
As of December 31, 2021	20,159

Change in monalizumab collaboration liablities (in thousands of euro):

As of December 31, 2018 (1)	31,656
Additions	—
Deductions	(10,352)
As of December 31, 2019 (2)	21,304
Additions(3)	46,320
Deductions	(20,938)
As of December 31, 2020 (4)	46,686
Additions	4,262
Deductions	(10,534)
As of December 31, 2021(5)	40,415
(1)Of which €20,987 thousand of current portion and €10,669 of non-current portion.
(2)Of which €21,304 thousand of current portion.
(3)Including €41,227 thousand euros ($ 50,000 thousand) relating to the collaboration commitment following the milestone payment related to the treatment of the first patient in the Phase 3 trial evaluating monalizumab.
(4)Of which €1,832 thousand of current portion and €44,854 of non-current portion.
(5)Of which €32,997 thousand of current portion and €7,418 of non-current portion.
Change in IPH5201 deferred revenue (in thousands of euro):
The variance of the deferred revenue relating to this agreement is presented in the following schedule (in thousands of euro):

As of December 31, 2018	27,869
Revenue for the 2019 financial year	(18,816)
As of December 31, 2019	9,053
Increase in deferred revenue resulting from the $5m milestone relating to the dosage of the first Phase I patient dosed	4,365
Revenue for the 2020 financial year	(13,418)
As of December 31, 2020	—

Disclosure of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2018	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2019
Monalizumab	104,925	(42,541)	273	62,657
IPH5201	27,869	(18,816)	—	9,054
Preclinical molecules	17,400	—	—	17,400
Total	150,195	(61,356)	273	89,112 (1)
(1)Of which €48,770 thousand of current deferred revenue and €40,342 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2019	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2020
Monalizumab	62,657	(33,620)	—	(2,465)	26,572
IPH5201	9,054	(13,418)	4,365	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(47,038)	4,365	(2,465)	43,973 (2)
(2) Of which €11,299 thousand of current deferred revenue and €32,674 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2020	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2021
Monalizumab	26,572	(7,497)	—	1,084	20,159
Preclinical molecules	17,400	—	—	—	17,400
Others	—	—	353	—	353
Total	43,973	(7,497)	353	1,084	37,913 (3)

(3) Of which €12,500 thousand of current deferred revenue and €25,413 thousand of non-current deferred revenue.

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Research Tax Credit	16,737	13,084	10,310
Grant (1)	103	534	2,281
Government financing for research expenditures	16,840	13,618	12,591
(1) On July 6, 2021, the Company announced that FORCE (FOR COVID-19 Elimination), the investigator-sponsored, Phase 2 clinical trial evaluating the safety and efficacy of avdoralimab, in COVID-19 patients with severe pneumonia, did not meet its primary endpoints in all three cohorts of the trial. These results reflect the technical and commercial failure of the project. Consequently, the Company considers as of December 31, 2021 that all installments of the refundable advance received and remaining to be received as of December 31, 2021 for a total amount of €1,988 thousand as non-refundable in accordance with the terms of the agreement and in light of the technical and commercial failure of the project. This amount has been treated as government grant revenue. This amount is broken down between the initial payment of €1,360 thousand euros and an amount still to be received of €628 thousand at December 31, 2021.As a reminder, this payment was received by the Company following the financing contract signed in August 2020 with BPI. This financing contract was signed as part of the program set up by the French government to help and develop a therapeutic solution with preventive or curative aim against COVID-19.